Notes Payable and Lines of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes Payable and Lines of Credit

Note 4. Notes Payable and Lines of Credit

Below is a summary of our short-term and long-term debt obligations as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012

December 2011 Financing Transaction	$4,000,000	$4,000,000
2012 Convertible Debt Financing Transaction	3,000,000	$—
Secured Note Payable, short-term	83,515	79,867
Unamortized debt discount	(2,552,875)	(243,300)

Notes Payable, Current Portion	$4,530,640	$3,836,567

Line of Credit, Principal Balance	$3,000,000	$3,000,000
Unamortized Debt Discount	(10,423)	(128,800)

Line of Credit, Current Portion	$2,989,577	$2,871,200

December 2011 Financing Transaction	$2,000,000	$2,000,000
2012 Convertible Debt Financing Transaction	—	3,000,000
December 2012 Bridge Financing Transaction	1,000,000	1,000,000
Other Note Payable	100,000	100,000
Secured Note Payable	—	22,298
Unamortized debt discount	(951,506)	(3,681,615)

Notes Payable, Long-Term	$2,148,494	$2,440,683

Lines of Credit, Long-Term	$6,000,000	$6,000,000

December 2011 Financing Transaction

As of March 31, 2013 and December 31, 2012, we had $6 million outstanding under a Credit Agreement dated as of December 21, 2011, as amended and restated as of February 13, 2012. The Credit Agreement is with John Pappajohn and Andrew Pecora (indirectly through an investment company), both members of our board of directors, and NNJCA Capital, LLC (“NNJCA”), a limited liability company of which Dr. Pecora is a member. Mr. Pappajohn provided $4.0 million of financing, NNJCA provided $1.5 million of financing and Dr. Pecora provided $500,000 of financing under the Credit Agreement.

The loan bears an annual interest rate equal to the prime rate plus 6.25% (9.50% at March 31, 2013) with $2.0 million maturing April 1, 2014 and $4.0 million maturing August 15, 2013. We have accrued a fee due to Pecora and NNJCA of $130,000 which will be paid upon repayment or conversion of the notes. The lenders may require that the loan be repaid within 30 days should we complete our IPO and receive gross proceeds of at least $15 million. In the event that any lender requires payment upon completion of our IPO and certain other maturity events, and we fail to make payment, the annual interest rate on any unpaid balance shall increase to 12%. The loan is secured by all of our assets, including our intellectual property, subject to prior first and second liens in favor of Wells Fargo Bank and DAM Holdings, LLC (“DAM”). Pursuant to an intercreditor agreement, the lenders have agreed that all amounts due to DAM are to be paid prior to payment to the lenders under this Credit Agreement, but that as between such lenders, following an event of default, all of the security granted by us is to be applied first to repay obligations due to Pecora and NNJCA, and then to Mr. Pappajohn after they have been paid in full. As Mr. Pappajohn has guaranteed the Wells Fargo debt, in essence under the intercreditor agreement, NNJCA and Pecora will be junior only to DAM.

Mr. Pappajohn and NNJCA agreed to convert $4.5 million of the outstanding principal due to them to common stock at the IPO price upon consummation of our offering. The conversion price of the notes and the exercise price of the warrants are subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like. The conversion price of the notes and the exercise price of the warrants equal the lesser of (i) $42.50 per share or (ii) the IPO price per share ($10.00).

2012 Convertible Debt Financing Transaction

As of March 31, 2013 and December 31, 2012, we had $3 million outstanding under a Restated Credit Agreement, ($1,750,000 provided by Mr. Pappajohn and $1,250,000 provided by Mr. Oman) which requires interest at the prime rate plus 6.25% (9.50% at March 31, 2013) and matures on February 26, 2014. The Restated Credit Agreement requires the lenders to convert the principal amount of the loan as of the closing of an IPO into shares of our common stock at a conversion price equal to the lesser of $42.50 or our IPO price and as a result all debt was converted on April 10, 2013 at the IPO price of $10 per share.

In February 2013, the lenders received ten-year warrants to purchase an aggregate of 7,059 shares of our common stock (issued in proportion to their respective funding amounts) with an exercise price equal to the lesser of (i) $42.50 per share or (ii) the IPO price per share. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO. The warrants are also subject to anti-dilution adjustment if the IPO price per share is less than $42.50 per share.

December 2012 Bridge Financing Transaction

As of March 31, 2013 and December 31, 2012, we had $1 million outstanding under a credit agreement with Mr. Pappajohn, a stockholder, bearing interest at the prime rate plus 6.25% (9.50% at March 31, 2013) maturing June 7, 2014. The credit agreement requires Mr. Pappajohn to convert the outstanding principal balance into shares of our common stock at a conversion price equal to the lesser of $42.50 or our IPO price and as a result all debt was converted on April 10, 2013 at the IPO price of $10 per share. In March 2013, Mr. Pappajohn received ten-year warrants to purchase an aggregate of 2,353 shares of our common stock with an exercise price equal to the lesser of (i) $42.50 per share or (ii) the IPO or merger price per share because we did not consummate our IPO by March 7, 2013. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price at or prior to the completion of our IPO.

Business Lines of Credit

At March 31, 2013 and December 31, 2012, we have fully utilized a line of credit with Wells Fargo Bank which provides for maximum borrowings of $6 million. Interest on the line of credit is due monthly equal to 1.75% above the Daily One Month LIBOR rate (1.95% at March 31, 2013). The line of credit requires the repayment of principal, and any unpaid interest, in a single payment due upon maturity. The line of credit matures April 1, 2014, is guaranteed by Mr. Pappajohn, and is collateralized by a first lien on all of our assets including the assignment of our approved and pending patent applications.

At March 31, 2013 and December 31, 2012, $3 million was outstanding under a line of credit agreement with DAM. Pursuant to an intercreditor agreement between Mr. Pappajohn and DAM (the “Intercreditor Agreement”), we were required to use the proceeds from our IPO to repay the full amount outstanding under the DAM Loan Agreement before any proceeds can be used to repay any debt outstanding under the Wells Fargo Line of Credit. On March 19, 2013, $2 million of the DAM debt was extended to mature on August 15, 2013. The DAM debt bears an annual interest rate of 10% payable in equal monthly installments and expires upon the earlier of the following: (i) $1 million on April 1, 2013 and $2 million on August 15, 2013, (ii) the occurrence of an IPO of our equity securities in which we receive gross proceeds in the amount of $10 million or more, or (iii) the consummation of a transaction in which we either merge with a reporting company under the Securities Exchange Act of 1934, as amended, or a public company acquires all or substantially all of our Company, and the survivor of such merger of the public company receives gross proceeds from the sale of the survivors securities or the public company’s securities in the amount of $10 million or more. If certain maturity events do occur prior to April 1, 2013 for $1 million and August 15, 2013 for $2 million and the line of credit is not repaid on the date of the maturity event, then the interest rate will increase to 18% per annum. On February 13, 2013, DAM agreed to convert $1.0 million due April 1, 2013 of outstanding indebtedness into shares of common stock at the IPO price per share, effective upon the consummation of our IPO. We have accrued a fee due to DAM of $52,500 which will be paid upon repayment or conversion of the line of credit.

Secured Note Payable

On September 25, 2012, we entered into a note payable secured by lab equipment due March 25, 2014. The note requires monthly payments of principal and interest at 18% per annum. At March 31, 2013, $83,515 was outstanding under the note. At December 31, 2012, $102,165 was outstanding under the note.

Other Note Payable

At March 31, 2013, notes payable included a $100,000 note payable to Dr. Chaganti, our Chairman of the Board. The note is due on April 1, 2014 and bears interest at 8.5% per annum. Accrued interest at March 31, 2013 and December 31, 2012 was approximately $34,300. On February 13, 2013, Dr. Chaganti agreed to convert the total amount of principal and interest owed to him into shares of common stock at the IPO price per share, effective upon the consummation of our IPO.

Subsequent Events

On April 10, 2013, we completed our IPO. In connection with the conversion of debt into common stock in April 2013, we expensed the applicable remaining debt discounts of $3.5 million, financing fees of $419,000 and a contingently recognizable beneficial conversion feature in the converted debt of $3 million and converted the following indebtedness into shares of common stock at the IPO price of $10.00 per share:

	Converted Amount	Common Shares
December 2011 Financing Transaction	$4,500,000	450,000
2012 Convertible Debt Financing Transaction	3,000,000	300,000
December 2012 Bridge Financing Transaction	1,000,000	100,000
Business Lines of Credit (DAM)	1,000,000	100,000
Other Note Payable and accrued interest	134,300	13,430

	$9,634,300	963,430

After conversion of the above debt, we have indebtedness of $6,000,000 outstanding under a line of credit with Wells Fargo, $2,000,000 outstanding under a line of credit with DAM, $1,500,000 outstanding under a note agreement with NNJCA, and $83,515 outstanding under the secured note payable.

Note 6. Notes Payable and Lines of Credit

Below is a summary of our short-term and long-term debt obligations as of December 31, 2012 and 2011:

	2012	2011
December 2011 Financing Transaction	$4,000,000	$—
Secured Note Payable, short-term	79,867	—
Other Note Payable	—	100,000
Unamortized debt discount	(243,300)	—

Notes Payable, Current Portion	$3,836,567	$100,000

Line of Credit, Principal Balance	$3,000,000	$—
Unamortized Debt Discount	(128,800)	—

Line of Credit, Current Portion	$2,871,200	$—

December 2011 Financing Transaction	$2,000,000	$3,000,000
2012 Convertible Debt Financing Transaction	3,000,000	—
December 2012 Bridge Financing Transaction	1,000,000	—
Other Note Payable	100,000
Secured Note Payable	22,298	—
Unamortized debt discount	(3,681,615)	(1,087,635)

Notes Payable, Long-Term	$2,440,683	$1,912,365

Lines of Credit, Principal Balances	$6,000,000	$9,000,000
Unamortized Debt Discount	—	(562,745)

Lines of Credit, Long-Term	$6,000,000	$8,437,255

December 2011 Financing Transaction

As of December 31, 2012, we had $6 million outstanding under a Credit Agreement dated as of December 21, 2011, as amended and restated as of February 13, 2012. The Credit Agreement is with John Pappajohn and Andrew Pecora (indirectly through an investment company), both members of our board of directors, and NNJCA Capital, LLC (“NNJCA”), a limited liability company of which Dr. Pecora is a member. Mr. Pappajohn provided $4.0 million of financing, NNJCA provided $1.5 million of financing and Dr. Pecora provided $500,000 of financing under the Credit Agreement.

The loan bears an annual interest rate equal to the prime rate plus 6.25% (9.50% at December 31, 2012) with $2.0 million maturing April 1, 2014 and $4.0 million maturing August 13, 2013. The term loan due to Pecora and NNJCA has a prepayment penalty in the aggregate amount of $320,000, less interest previously paid, if we prepay the loan prior to February 12, 2013. The lenders may require that the loan be repaid within 30 days should we complete our IPO and receive gross proceeds of at least $15 million. In the event that any lender requires payment upon completion of our IPO and certain other maturity events, and we fail to make payment, the annual interest rate on any unpaid balance shall increase to 12%. The loan is secured by all of our assets, including our intellectual property, subject to prior first and second liens in favor of Wells Fargo Bank and DAM Holdings, LLC (“DAM”). Pursuant to an intercreditor agreement, the lenders have agreed that all amounts due to DAM are to be paid prior to payment to the lenders under this Credit Agreement, but that as between such lenders, following an event of default, all of the security granted by us is to be applied first to repay obligations due to Pecora and NNJCA, and then to Mr. Pappajohn after they have been paid in full. As Mr. Pappajohn has guaranteed the Wells Fargo debt, in essence under the intercreditor agreement, NNJCA and Pecora will be junior only to DAM.

The lenders received five-year warrants to purchase an aggregate of 84,705 shares of our common stock at an exercise price equal to the lesser of (i) $42.50 per share and (ii) a 20% discount to the IPO or merger price if the IPO or merger price is less than $53.13 per share, with 42,352 warrants issued to Mr. Pappajohn upon his fully funding $3.0 million on December 22, 2011 and an additional 42,352 warrants being issued proportionately to Mr. Pappajohn, Pecora and NNJCA upon their funding $1.0 million, $0.5 million and $1.5 million, respectively, on February 13, 2012. The lenders received an aggregate of 28,235 additional warrants on the same terms, with the warrants being issued proportionately to Mr. Pappajohn, Dr. Pecora and NNJCA because we did not consummate our IPO within 181 days of funding. The warrant exercise price is subject to a price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO. The lenders may elect to net exercise their warrants. Mr. Pappajohn agreed to convert $2.0 million of the outstanding principal due to him to common stock at the IPO price upon consummation of this offering and to eliminate the conversion feature of the remaining $2.0 million in debt effective upon consummation of this offering. The conversion price of the notes and the exercise price of the warrants are subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like.

We determined the fair value of the warrants issued in connection with the notes to be approximately $2,052,000 which was recorded as a discount to the notes on the inception date and is being amortized to interest expense over the term of the notes using the effective interest method.

We determined the fair value of the warrants issued as a consequence of not consummating our IPO within 180 days of funding to be approximately $421,000 which was recorded as a financing fee asset and is being amortized to interest expense over the term of the notes.

On October 15, 2012, Dr. Pecora and NNJCA agreed to surrender warrants to purchase an aggregate of 37,646 shares of our common stock issued in connection with this transaction in exchange for an amendment to increase the pre-payment penalties by $130,000, resulting in a gain on warrant restructuring of $328,000.

On October 23, 2012, the 75,294 warrants issued to Mr. Pappajohn in connection with the December 2011 Financing Transaction were amended to provide that the exercise price shall equal the lesser of (i) $42.50 per share or (ii) our IPO or merger price per share. In exchange, we issued to Mr. Pappajohn additional warrants to purchase an aggregate of 20,669 shares of our common stock at an exercise price equal to the lesser of (i) $42.50 per share and (ii) the IPO or merger price per share. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO (and in the event the IPO price is less than $42.50 or the consideration per share in a merger transaction is less than $42.50 per share). This amendment resulted in a loss on warrant restructuring of $545,000.

On October 23, 2012, Mr. Pappajohn agreed to extend $2.0 million, which is held by his spouse, of the $4.0 million of notes payable to him, to April 1, 2014. Because of the extension provided by Mr. Pappajohn, we have classified $2.0 million of the December 2011 Financing Transaction as long-term. In exchange for this extension, we issued to Mr. Pappajohn additional warrants to purchase an aggregate of 9,412 shares of our common stock at an exercise price equal to the lesser of (i) $42.50 per share and (ii) the IPO or merger price per share. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO (and in the event the IPO price is less than $42.50 or the consideration per share in a merger transaction is less than $42.50 per share). We determined the fair value of the warrants issued in connection with this extension to be approximately $267,000 which was recorded as a financing fee asset and is being amortized to interest expense over the term of the notes.

2012 Convertible Debt Financing Transaction

On August 27, 2012, we entered into a credit agreement with Mr. Pappajohn and Mr. Oman, who each provided $1 million of financing. The loan required interest at the prime rate plus 6.25% (9.50% at December 31, 2012) and matures on February 26, 2014. The Credit Agreement required the lenders to convert the principal amount of the loan as of the closing of an IPO into shares of our common stock at a conversion price equal to the lesser of $42.50 or at a 20% discount to our IPO price.

The lenders received five-year warrants to purchase an aggregate of 28,235 shares of our common stock at an exercise price equal to the lesser of (i) $42.50 per share or (ii) a 20% discount to the IPO or merger price if the IPO or merger price is less than $53.13 per share. The warrant exercise price was subject to a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO. The lenders were permitted to elect to net exercise their warrants.

We determined that the fair value of the warrants issued in connection with the notes to be approximately $1,108,000 which was recorded as a discount to the notes on the inception date and was being amortized to interest expense over the term of the notes using the effective interest method.

On October 17, 2012, we entered into a Restated Credit Agreement with Mr. Pappajohn and Mr. Oman under which we received an additional $750,000 from Mr. Pappajohn and $250,000 from Mr. Oman. The Restated Credit Agreement required the lenders to convert the principal amount of the loan as of the closing of an IPO into shares of our common stock at a conversion price equal to the lesser of $42.50 or our IPO price. Pursuant to the terms of the Restated Credit Agreement, the 28,235 warrants issued under the Credit Agreement were cancelled and the lenders received ten-year warrants to purchase an aggregate of 114,510 shares of our common stock (which were issued in proportion to their respective funding amounts) in each case with an exercise price equal to the lesser of (i) $42.50 per share or (ii) the IPO or merger price per share. The lenders received additional ten-year warrants to purchase an aggregate of 7,059 shares of our common stock (issued in proportion to their respective funding amounts) on the same terms because we did not consummate our IPO by November 27, 2012 and an additional 7,059 shares on the same terms because we did not consummate our IPO by February 22, 2013. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO. The warrants are also subject to anti-dilution adjustment if the initial public offering price per share is less than $42.50 per share.

We determined the fair value of the warrants issued in connection with the Restated Credit Agreement notes, including the additional warrants because we did not consummate our IPO by November 27, 2012, to be approximately $3,097,000, of which $1,506,512 was recorded as a loss on debt restructuring, and $1,642,490 was recorded as an additional discount on the notes on the restatement date and is being amortized to interest expense over the term of the notes using the effective interest method.

As of December 31, 2012, we had $3 million outstanding under the Restated Credit Agreement with Mr. Pappajohn, who provided $1.75 million, and Mr. Oman, who provided $1.25 million, of financing. The loan bears an annual interest rate equal to the prime rate plus 6.25% (9.50% at December 31, 2012) and matures on February 26, 2014. The Restated Credit Agreement requires the lenders to convert the principal amount of the loan as of the closing of an IPO into shares of our common stock at a conversion price equal to the lesser of $42.50 or the IPO price.

Shares that the lenders receive are subject to a lock-up agreement for 180 days after the consummation of an IPO on the same terms as other lock-up agreements in favor of the underwriters of an offering, but otherwise have registration rights pursuant to a registration rights agreement entered into simultaneously with the Restated Credit Agreement.

December 2012 Bridge Financing Transaction

As of December 31, 2012, we had $1 million outstanding under a credit agreement with Mr. Pappajohn, a stockholder, bearing interest at the prime rate plus 6.25% (9.50% at December 31, 2012) maturing June 7, 2014. The credit agreement requires Mr. Pappajohn to convert the outstanding principal balance into shares of our common stock at a conversion price equal to the lesser of $42.50 or our IPO price. In connection with this transaction, we issued to Mr. Pappajohn ten-year warrants to purchase 23,529 shares of our common stock at with an exercise price equal to the lesser of (i) $42.50 per share or (ii) the IPO or merger price per share. Mr. Pappajohn will receive additional ten-year warrants to purchase an aggregate of 2,353 shares of our common stock on the same terms in the event we do not consummate our IPO by each of the following dates: March 7, 2013 and June 7, 2013. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price at or prior to the completion of our IPO.

We determined that the fair value of the warrants issued in connection with this credit agreement to be approximately $839,000 which was recorded as a discount to the note on the inception date and is being amortized to interest expense over the term of the notes using the effective interest method.

Business Lines of Credit

At December 31, 2012 and 2011, we have fully utilized a line of credit with Wells Fargo Bank which provides for maximum borrowings of $6,000,000. Interest on the line of credit is due monthly equal to 1.75% above the Daily One Month LIBOR rate (1.96% at December 31, 2012). The line of credit requires the repayment of principal, and any unpaid interest, in a single payment due upon maturity. The line of credit matures April 1, 2014, is guaranteed by Mr. Pappajohn, and is collateralized by a first lien on all of our assets including the assignment of our approved and pending patent applications.

On October 17, 2012, the 37,000 warrants issued to Mr. Pappajohn in connection with his guarantee were amended to provide that the exercise price shall equal the lesser of (i) $42.50 per share or (ii) our IPO or merger price per share. In exchange, we issued to Mr. Pappajohn additional warrants to purchase an aggregate of 10,157 shares of our common stock at an exercise price equal to the lesser of (i) $42.50 per share and (ii) the IPO or merger price per share. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO (and in the event the IPO price is less than $42.50 or the consideration per share in a merger transaction is less than $42.50 per share). This amendment resulted in a loss on warrant restructuring of $268,000.

On March 23, 2011, we entered into a line of credit agreement with DAM in which we received proceeds of $3 million. Pursuant to an intercreditor agreement between Mr. Pappajohn and DAM (the “Intercreditor Agreement”), we are required to use the proceeds from our IPO to repay the full amount outstanding under the DAM Loan Agreement before any proceeds can be used to repay any debt outstanding under the Wells Fargo Line of Credit. The DAM debt bears an annual interest rate of 10% payable in equal monthly installments and expires upon the earlier of the following: (i) April 1, 2013, (ii) the occurrence of an IPO of our equity securities in which we receive gross proceeds in the amount of $10 million or more, or (iii) the consummation of a transaction in which we either merge with a reporting company under the Securities Exchange Act of 1934, as amended, or a public company acquires all or substantially all of our Company, and the survivor of such merger of the public company receives gross proceeds from the sale of the survivors securities or the public company’s securities in the amount of $10 million or more. If certain maturity events do occur prior to April 1, 2013 and the line of credit is not repaid on the date of the maturity event, then the interest rate will increase to 18% per annum.

In connection with the acquisition of the line of credit, we issued 60,000 warrants to DAM with an exercise price of $12.50 per share expiring March 2016. We determined the fair value of the warrants issued in connection with the line of credit to be approximately $1,019,000 which was recorded as a debt discount on the inception date of the line of credit and is being amortized to interest expense over the term of the facility using the effective interest method.

In March 2012, in consideration for the lender extending the maturity date of the loan to April 1, 2013, we granted DAM warrants to purchase 15,000 shares of our common stock with an initial estimated fair value of $306,000 recorded as a financing fee asset and amortized over the extension period to interest expense using the effective interest method. On October 16, 2012, DAM agreed to surrender these warrants in exchange for a cash interest payment of $52,500 at the maturity date, resulting in a gain on warrant restructuring of $129,500.

Subsequent Events

On February 13, 2013, Mr. Pappajohn (on behalf of his spouse), NNJCA and DAM, agreed to convert $2.0 million, $500,000 and $1.0 million, respectively, or an aggregate of $3.5 million of outstanding indebtedness, into shares of common stock at the initial public offering price per share, effective upon the consummation of our IPO.

Secured Note Payable

On September 25, 2012, we entered into a note payable secured by lab equipment due March 25, 2014. The note requires monthly payments of principal and interest at 18% per annum. At December 31, 2012, $102,165 was outstanding under the note.

Other Note Payable

At December 31, 2012 and 2011, notes payable included a $100,000 note payable to Dr. Chaganti, our Chairman of the Board. The note is due on April 1, 2014 and bears interest at 8.5% per annum. Accrued interest at December 31, 2012 and 2011 was approximately $34,000 and $36,000, respectively.

Subsequent Events

On February 13, 2013, Dr. Chaganti agreed to convert the total amount of principal and interest owed to him into shares of common stock at the IPO price per share, effective upon the consummation of our IPO.

Loss on Debt and Warrant Restructuring

As noted above, we entered into a Restated Credit Agreement with Mr. Pappajohn and Mr. Oman in October 2012 to provide for additional borrowing of $1,000,000 and to remove the conversion price adjustment of a 20% discount to the IPO or merger price if the IPO or merger price is less than $53.12 per share. We evaluated the application of ASC 470-50, Modifications and Extinguishments and ASC 470-60, Troubled Debt Restructurings by Debtors and concluded that the revised terms constituted a debt extinguishment, rather than a debt modification or troubled debt restructuring.

Also as noted above, we cancelled certain warrants with an exercise price adjustment of a 20% discount to the IPO or merger price if the IPO or merger price is less than $53.13 per share and issued warrants without an exercise price adjustment to a 20% discount to the IPO or merger price if the IPO or merger price is less than $53.13 per share as compensation. In connection with these transactions, we recognized a loss on debt and warrant restructuring as presented below:

Restated 2012 convertible debt financing transaction	$1,506,512
Amend warrants granted for guarantee of business line of credit	268,000
Amend warrants granted for 2011 convertible debt financing transaction	545,000
Settle warrants granted for guarantee of business line of credit	(129,500)
Settle warrants granted for 2011 convertible debt financing transaction	(328,000)

Loss on debt and warrant restructuring	$1,862,012